Information by Segment - Summary of Geographic Disclosure (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 464,468	$ 398,774
Mexico and Central America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	244,199	195,310
South America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	136,480	120,003
Europe [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 83,789	$ 83,461